SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands		6 Months Ended				12 Months Ended
		Aug. 31, 2025		Aug. 31, 2024		Feb. 28, 2025		Feb. 29, 2024
Related Party Transaction [Line Items]
Shareholder’s loan		$ 1,000	[1]			$ 1,000	[1],[2]	$ 1,000	[2]
Geenet Pte Ltd [Member]
Related Party Transaction [Line Items]
Sale		7	[3]	$ 23	[3]	28	[4]	38	[4]
Other income	[4]					18
Expenses	[4]					3		4
Eastern Green Power Pte Ltd [Member]
Related Party Transaction [Line Items]
Sale			[5]	19	[5]	22	[6]	91	[6]
EGP Smart Energy Pte Ltd [Member]
Related Party Transaction [Line Items]
Sale		$ 2	[7]		[7]	3	[8]	13	[8]
Mr.Ho [Member]
Related Party Transaction [Line Items]
Shareholder’s loan	[9]					$ 1,000		$ 1,000

[1]	On November 1, 2023, Vistek SG entered into an interest-free shareholder loan agreement with Mr. Ho in order to fund the expenses and costs of this offering. The shareholder loan from the controlling shareholder was $1.0 million, and we intend to repay the shareholder loan in full using proceeds from this offering, in accordance with the terms of the loan agreement.
[2]	On November 1, 2023, Vistek SG entered into an interest-free shareholder loan agreement with Mr. Ho in order to fund the expenses and costs of this offering. The shareholder loan from the controlling shareholder was $1.0 million, and we intend to repay the shareholder loan in full using proceeds from this offering, in accordance with the terms of the loan agreement.
[3]	Mr. Ho is the director and shareholder holding 20.0% stake in the company.
[4]	Mr. Ho is the director and shareholder holding 20.0% stake in the company.
[5]	Mr. Ho is the director and shareholder holding 10.2% stake in the company.
[6]	Mr. Ho is the director and shareholder holding 10.2% stake in the company.
[7]	Mr. Ho is the director and shareholder holding 10.2% stake in the company.
[8]	Mr. Ho is the director and shareholder holding 10.2% stake in the company.
[9]	On November 1, 2023, Vistek SG entered into an interest-free shareholder loan agreement with Mr. Ho, our Executive Director, our Chairman and Chief Executive Officer.